Old Mutual Funds II
Supplement Dated June 9, 2011

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Prospectus of Old Mutual Funds II dated July 27, 2010, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the section of the Prospectus entitled “Fund Summaries – Old Mutual TS&W Mid-Cap Value Fund - Management” on page 29 of the Prospectus:

MANAGEMENT

Investment Manager:                                                      Old Mutual Capital, Inc.

Investment Sub-Adviser:                                           TS&W

Portfolio Manager:

Name	Title	Length of Service with TS&W
Brett P. Hawkins, CFA, CPA	Portfolio Manager	Since 2001

The following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual TS&W Mid-Cap Value Fund” on page 81 of the Prospectus:

OLD MUTUAL TS&W MID-CAP VALUE FUND

Brett P. Hawkins, CFA, CPA, serves as Portfolio Manager for the Fund, a position he has held since June 2011.  Mr. Hawkins served as Co-Portfolio Manager for the Fund from April 2007 to June 2011.  Mr. Hawkins has served as a Portfolio Manager with TS&W since April 2001.

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Distributed by Old Mutual Investment Partners
R-11-023 06/2011

Old Mutual Funds II
Supplement Dated June 9, 2011

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Statement of Additional Information of Old Mutual Funds II dated July 27, 2010, as supplemented through May 20, 2011 (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following table replaces in its entirety the table entitled “Investments in Each Fund” beginning on page C-1 of Exhibit C to the SAI:

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND*
James P. Barrow	Barrow Hanley Value Fund	Over $1,000,000
Dennis Bein	Analytic U.S. Long/Short Fund	None
Ryan Brown	Analytic U.S. Long/Short Fund	$1 - $10,000
Harindra de Silva	Analytic U.S. Long/Short Fund	None
Stephen Dexter	Copper Rock International Small Cap Fund	None
Bradley J. Fretz	Large Cap Growth Fund	None
David R. Hardin	Barrow Hanley Core Bond Fund	None
Brett P. Hawkins	TS&W Mid-Cap Value Fund	$10,001 - $50,000
Jerome J. Heppelmann	Focused Fund	$500,001 - $1,000,000
Peter A. Johnson	Large Cap Growth Fund	None
Gregory M. Jones	Large Cap Growth Fund	None
W. Frank Koster	Dwight Intermediate Fixed Income Fund	None
	Dwight Short Term Fixed Income Fund	None
J. Stephen Lauck	Large Cap Growth Fund	$100,001 - $500,000
Marc W. Lieberman	Large Cap Growth Fund	$10,001 - $50,000
Mark C. Luchsinger	Barrow Hanley Core Bond Fund	None
Edwin A. Martin	Dwight Intermediate Fixed Income Fund	None
	Dwight Short Term Fixed Income Fund	None
J. Scott McDonald	Barrow Hanley Core Bond Fund	None
Edward B. Meigs	Dwight High Yield Fund	None
Michael K. Moran	Heitman REIT Fund	None
Paul Norris	Dwight Intermediate Fixed Income Fund	$1 - $10,000
	Dwight Short Term Fixed Income Fund	None
Deborah A. Petruzzelli	Barrow Hanley Core Bond Fund	None

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND*
Timothy J. Pire	Heitman REIT Fund	$10,001 - $50,000
Frank H. Reichel III	TS&W Small Cap Value Fund	Over $1,000,000
Denise Selden	Copper Rock International Small Cap Fund	None
H. David Shea	Copper Rock International Small Cap Fund	None
Sean M. Slein	Dwight High Yield Fund	None
J. Stephen Thornborrow	Large Cap Growth Fund	None
John S. Williams	Barrow Hanley Core Bond Fund	None
Jeffrey D. Yurk	Heitman REIT Fund	None
*Dollar range of investments in each Fund is as of March 31, 2011.

The following table replaces in its entirety the table entitled “Other Managed Accounts” beginning on page C-6 of Exhibit C to the SAI:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category*
James P. Barrow	13 Registered Investment Companies with $29.8 billion in total assets under management, of which 3 accounts ($26.4 billion) are subject to a performance-based advisory fee.
2 Other Pooled Investment Vehicles with $303 million in total assets under management.
25 Other Accounts with $2.9 billion in total assets under management.
Dennis Bein	7 Registered Investment Companies with $2.6 billion in total assets under management.
15 Other Pooled Investment Vehicles with $760 million in total assets under management, of which 6 accounts ($462 million) are subject to a performance-based advisory fee.
26 Other Accounts with $2.6 billion in total assets under management, of which 5 accounts ($471 million) are subject to a performance-based advisory fee.
Ryan Brown	5 Registered Investment Companies with $2.3 billion in total assets under management.
5 Other Pooled Investment Vehicles with $236 million in total assets under management, of which 3 accounts ($223 million) are subject to a performance-based advisory fee.
21 Other Accounts with $2.3 billion in total assets under management, of which 3 accounts ($415 million) are subject to a performance-based advisory fee.
Harindra de Silva	10 Registered Investment Companies with $2.9 billion in total assets under management.
17 Other Pooled Investment Vehicles with $826 million in total assets under management, of which 6 accounts ($462 million) are subject to a performance-based advisory fee.
26 Other Accounts with $2. 8 billion in total assets under management, of which 5 accounts ($471 million) are subject to a performance-based advisory fee.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category*
Stephen Dexter	1 Registered Investment Company with $110 million in total assets under management.
2 Other Pooled Investment Vehicles with $146 million in total assets under management.
5 Other Accounts with $165 million in total assets under management, of which 1 accounts $97 million) are subject to a performance-based advisory fee.
Bradley J. Fretz	1 Other Pooled Investment Vehicle with $689 million in total assets under management
6570 Other Accounts with $2.5 billion in total assets under management
David R. Hardin	7 Registered Investment Companies with $600 million in total assets under management.
2 Other Pooled Investment Vehicles with $222 million in total assets under management.
117 Other Accounts with $7.7 billion in total assets under management, of which 1 account ($596 million) are subject to a performance-based advisory fee.
Brett P. Hawkins	1 Registered Investment Company with $226.7 million in total assets under management.
1 Other Pooled Investment Vehicle with $16.3 million in total assets under management
64 Other Accounts with $2.4 billion in total assets under management, of which 1 account ($171 million) are subject to a performance-based advisory fee.
Jerome J. Heppelman	None
Peter A. Johnson	1 Other Pooled Investment Vehicle with $689 million in total assets under management.
6652 Other Accounts with $2.8 billion in total assets under management.
Gregory M. Jones	1 Other Pooled Investment Vehicle with $689 million in total assets under management.
6502 Other Accounts with $2.5 billion in total assets under management.
W. Frank Koster	8 Other Pooled Investment Vehicles with $15.2 billion in total assets under management.
37 Other Accounts with $4.5 billion in total assets under management.
J. Stephen Lauck	1 Other Pooled Investment Vehicle with $689 million in total assets under management.
6518 Other Accounts with $2.5 billion in total assets under management.
Marc W. Lieberman	1 Other Pooled Investment Vehicle with $689 million in total assets under management.
6509 Other Accounts with $2.5 billion in total assets under management.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category*
Mark C. Luchsinger	7 Registered Investment Companies with $600 million in total assets under management.
2 Other Pooled Investment Vehicles with $222 million in total assets under management.
117 Other Accounts with $7.7 billion in total assets under management, of which 1 account ($596 million) are subject to a performance-based advisory fee.
Edwin A. Martin	8 Other Pooled Investment Vehicles with $15.2 billion in total assets under management.
37 Other Accounts with $4.5 billion in total assets under management.
J. Scott McDonald	7 Registered Investment Companies with $600 million in total assets under management.
2 Other Pooled Investment Vehicles with $222 million in total assets under management.
117 Other Accounts with $7.7 billion in total assets under management, of which 1 account ($596 million) are subject to a performance-based advisory fee.
Edward B. Meigs	1 Registered Investment Company with $59.4 million in total assets under management.
3 Other Pooled Investment Vehicles with $1.1 billion in total assets under management.
2 Other Accounts with $900 million in total assets under management.
Michael K. Moran	2 Registered Investment Companies with $136 million in total assets under management.
7 Other Pooled Investment Vehicles with $1.9 billion in total assets under management.
23 Other Accounts with $557 million in total assets under management, of which 2 accounts ($95 million) are subject to a performance-based advisory fee.
Paul Norris	8 Other Pooled Investment Vehicles with $15.2 billion in total assets under management.
37 Other Accounts with $4.5 billion in total assets under management.
Deborah A. Petruzzelli	7 Registered Investment Companies with $600 million in total assets under management.
2 Other Pooled Investment Vehicles with $222 million in total assets under management.
117 Other Accounts with $7.7 billion in total assets under management, of which 1 account ($596 million) are subject to a performance-based advisory fee.
Timothy J. Pire	2 Registered Investment Companies with $136 million in total assets under management.
7 Other Pooled Investment Vehicles with $1.9 billion in total assets under management.
23 Other Accounts with $557 million in total assets under management, of which 2 accounts ($95 million) are subject to a performance-based advisory fee.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category*
Frank H. Reichel III	2 Registered Investment Companies with $117.6 million in total assets under management.
61 Other Accounts with $1.8 billion in total assets under management, of which 1 account ($65.3 million) is subject to a performance-based advisory fee.
Denise Selden	1 Registered Investment Company with $110 million in total assets under management.
2 Other Pooled Investment Vehicles with $146 million in total assets under management.
5 Other Accounts with $165 million in total assets under management, of which 1 accounts $97 million) are subject to a performance-based advisory fee.
H. David Shea	1 Registered Investment Company with $110 million in total assets under management.
2 Other Pooled Investment Vehicles with $146 million in total assets under management.
5 Other Accounts with $165 million in total assets under management, of which 1 accounts $97 million) are subject to a performance-based advisory fee.
Sean M. Slein	1 Registered Investment Company with $59.4 million in total assets under management.
3 Other Pooled Investment Vehicles with $1.1 billion in total assets under management.
2 Other Accounts with $900 million in total assets under management.
J. Stephen Thornborrow	1 Other Pooled Investment Vehicle with $689 million in total assets under management.
6653 Other Accounts with $2.7 billion in total assets under management.
John S. Williams	7 Registered Investment Companies with $600 million in total assets under management.
2 Other Pooled Investment Vehicles with $222 million in total assets under management.
117 Other Accounts with $7.7 billion in total assets under management, of which 1 account ($596 million) are subject to a performance-based advisory fee.
Jeffrey D. Yurk	2 Registered Investment Companies with $136 million in total assets under management.
7 Other Pooled Investment Vehicles with $1.9 billion in total assets under management.
23 Other Accounts with $557 million in total assets under management, of which 2 accounts ($95 million) are subject to a performance-based advisory fee.
* Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category is as of March 31, 2011.

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Distributed by Old Mutual Investment Partners
R-11-025  06/2011